Oct. 23, 2020
Steward Covered Call Income Fund
Steward Covered Call Income Fund
STEWARD FUNDS, INC.
on behalf of its series
Steward Covered Call Income Fund
Steward Select Bond Fund
(the “Funds”)

Supplement dated October 23, 2020 to the Currently Effective Prospectus dated August 31, 2020

This Supplement reports the following changes to information in the Funds’ Prospectus dated August 31, 2020.

A.
Effective immediately, the following information replaces the existing similar disclosure in the last sentence of the third paragraph under “Principal Investment Strategies” in Steward Covered Call Income Fund’s summary section of the Prospectus.

The Fund’s benchmark index is a widely recognized broad-based large-cap index and is the same as the second index identified in the Average Annual Total Returns table below.

Please retain this Supplement for future reference.